UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-00572

American Mutual Fund, Inc.
(Exact name of registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2007

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Eric A.S. Richards
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the registrant)

ITEM 1 - Schedule of Investments

[logo - American Funds®]

American Mutual Fund®
Investment portfolio

January 31, 2007

unaudited

Common stocks — 88.48%	Shares	Market value (000)

ENERGY — 7.74%
BJ Services Co.	1,243,037	$34,382
Chevron Corp.	2,183,304	159,119
ConocoPhillips	3,203,178	212,723
Devon Energy Corp.	2,000,000	140,180
Exxon Mobil Corp.	2,520,000	186,732
Halliburton Co.	2,400,000	70,896
Hess Corp.	3,582,405	193,414
Marathon Oil Corp.	4,000,000	361,360
Schlumberger Ltd.	880,400	55,897
Spectra Energy Corp[1]	2,400,000	62,688
Sunoco, Inc.	1,000,000	63,130
		1,540,521

MATERIALS — 3.51%
Air Products and Chemicals, Inc.	1,850,000	138,121
Alcoa Inc.	1,750,000	56,525
Dow Chemical Co.	750,000	31,155
E.I. du Pont de Nemours and Co.	1,350,000	66,906
International Paper Co.	2,350,000	79,195
MeadWestvaco Corp.	5,000,000	150,700
Praxair, Inc.	1,400,000	88,284
Sonoco Products Co.	1,284,000	49,434
Weyerhaeuser Co.	500,000	37,500
		697,820

INDUSTRIALS — 12.78%
Avery Dennison Corp.	3,000,000	205,080
Boeing Co.	500,000	44,780
Emerson Electric Co.	1,300,000	58,461
General Dynamics Corp.	770,000	60,176
General Electric Co.	14,000,000	504,700
Illinois Tool Works Inc.	428,000	21,824
Manpower Inc.	600,000	43,758
Norfolk Southern Corp.	5,082,000	252,321
Northrop Grumman Corp.	1,550,000	109,957
Pentair, Inc.	1,950,000	60,762
Pitney Bowes Inc.	1,850,000	88,559
R.R. Donnelley & Sons Co.	6,500,000	241,150
Southwest Airlines Co.	4,000,000	60,400
Tyco International Ltd.	6,381,200	203,433
Union Pacific Corp.	350,000	35,350
United Parcel Service, Inc., Class B	2,850,000	205,998
United Technologies Corp.	4,100,000	278,882
Waste Management, Inc.	1,800,000	68,364
		2,543,955

CONSUMER DISCRETIONARY — 10.85%
Carnival Corp., units	1,475,000	76,051
Dollar General Corp.	5,575,000	94,441
E.W. Scripps Co., Class A	2,000,000	97,660
Gannett Co., Inc.	500,000	29,070
Harley-Davidson, Inc.	143,000	9,763
Home Depot, Inc.	750,000	30,555
Johnson Controls, Inc.	2,500,000	231,150
Leggett & Platt, Inc.	5,945,000	144,107
Lowe’s Companies, Inc.	7,481,600	252,205
Magna International Inc., Class A	1,662,700	129,890
Mattel, Inc.	6,000,000	146,160
News Corp., Class A	2,350,000	54,637
Omnicom Group Inc.	750,000	78,900
Royal Caribbean Cruises Ltd.	3,700,000	166,241
ServiceMaster Co.	8,724,700	113,857
Target Corp.	3,287,000	201,690
TJX Companies, Inc.	2,650,000	78,360
VF Corp.	1,150,000	87,251
YUM! Brands, Inc.	2,290,000	137,423
		2,159,411

CONSUMER STAPLES — 4.65%
Avon Products, Inc.	800,000	27,512
Coca-Cola Co.	1,750,000	83,790
General Mills, Inc.	750,000	42,930
H.J. Heinz Co.	4,100,000	193,192
Kellogg Co.	1,000,000	49,270
Kimberly-Clark Corp.	1,110,000	77,034
PepsiCo, Inc.	2,370,000	154,619
Walgreen Co.	3,600,000	163,080
Wal-Mart Stores, Inc.	2,800,000	133,532
		924,959

HEALTH CARE — 10.54%
Abbott Laboratories	6,300,000	333,900
Amgen Inc.[1]	500,000	35,185
AstraZeneca PLC (ADR)	1,945,000	108,823
Becton, Dickinson and Co.	600,000	46,164
Bristol-Myers Squibb Co.	9,532,200	274,432
Cardinal Health, Inc.	2,020,000	144,268
Eli Lilly and Co.	4,830,000	261,400
Johnson & Johnson	600,000	40,080
Medtronic, Inc.	3,507,000	187,449
Merck & Co., Inc.	4,750,000	212,562
Pfizer Inc	6,540,000	171,610
Schering-Plough Corp.	3,975,000	99,375
Wyeth	3,698,000	182,718
		2,097,966

FINANCIALS — 15.43%
Allstate Corp.	1,200,000	$72,192
American International Group, Inc.	2,829,000	193,645
Aon Corp.	2,750,000	98,615
Arthur J. Gallagher & Co.	867,331	24,866
Bank of America Corp.	4,832,812	254,109
Bank of New York Co., Inc.	3,250,000	130,032
Citigroup Inc.	8,310,000	458,130
Fannie Mae	5,535,000	312,894
First Horizon National Corp.	750,000	32,700
Freddie Mac	3,150,000	204,530
Huntington Bancshares Inc.	4,070,000	94,750
J.P. Morgan Chase & Co.	4,546,000	231,528
Lincoln National Corp.	1,167,900	78,413
Marsh & McLennan Companies, Inc.	2,100,300	61,959
Mellon Financial Corp.	2,800,000	119,672
St. Paul Travelers Companies, Inc.	2,350,000	119,497
U.S. Bancorp	1,750,000	62,300
UnumProvident Corp.	6,400,000	140,800
Wachovia Corp.	1,500,000	84,750
Washington Mutual, Inc.	3,943,000	175,818
Wells Fargo & Co.	3,337,500	119,883
		3,071,083

INFORMATION TECHNOLOGY — 9.86%
Automatic Data Processing, Inc.	750,000	35,790
Cisco Systems, Inc.[1]	2,780,000	73,920
eBay Inc.[1]	2,070,000	67,048
First Data Corp.	1,200,000	29,832
Hewlett-Packard Co.	5,300,000	229,384
Intel Corp.	5,950,000	124,712
International Business Machines Corp.	4,335,000	429,815
Linear Technology Corp.	2,745,000	84,958
Maxim Integrated Products, Inc.	900,000	27,720
Microchip Technology Inc.	5,844,625	203,159
Microsoft Corp.	10,335,000	318,938
Oracle Corp.[1]	8,124,600	139,418
Seagate Technology	1,558,000	42,206
Texas Instruments Inc.	4,100,000	127,879
Western Union Co.	1,200,000	26,808
		1,961,587

TELECOMMUNICATION SERVICES — 6.13%
ALLTEL Corp.	1,000,000	61,290
AT&T Inc.	16,341,847	614,944
Embarq Corp.	3,494,250	193,966
Sprint Nextel Corp., Series 1	12,110,000	215,921
Verizon Communications Inc.	3,500,000	134,820
		1,220,941

UTILITIES — 5.74%
Ameren Corp.	3,303,680	175,458
American Electric Power Co., Inc.	1,435,000	62,466
Dominion Resources, Inc.	850,000	70,516
DTE Energy Co.	750,000	34,777
Duke Energy Corp.	4,800,000	94,512
Exelon Corp.	2,548,400	152,879
FirstEnergy Corp.	1,620,000	96,115
PPL Corp.	1,724,000	61,374
Progress Energy, Inc.	200,000	9,508
Public Service Enterprise Group Inc.	800,000	53,624
Questar Corp.	1,500,000	121,800
Southern Co.	2,700,000	98,631
Xcel Energy Inc.	4,745,000	110,701
		1,142,361

MISCELLANEOUS — 1.25%
Other common stocks in initial period of acquisition		248,950

Total common stocks (cost: $12,925,046,000)		17,609,554

Convertible securities — 0.08%

FINANCIALS — 0.08%
XL Capital Ltd. 6.50% ACES convertible preferred 2007	700,000 units	15,918

Total convertible securities (cost: $17,550,000)		15,918

Bonds & notes — 0.05%	Principal amount (000)

UTILITIES — 0.05%
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007	$9,960	9,960

Total bonds & notes (cost: $9,960,000)		9,960

Short-term securities — 11.19%

Abbott Laboratories 5.21% due 2/15-2/28/2007[2]	72,500	72,256
AIG Funding, Inc. 5.20%-5.21% due 3/20-3/28/2007	81,900	81,290
International Lease Finance Corp. 5.22% due 3/21-3/22/2007	48,600	48,266
AT&T Inc. 5.25% due 3/22/2007[2]	22,000	21,847
Atlantic Industries 5.20% due 3/7/2007[2]	52,300	52,035
Bank of America Corp. 5.24% due 2/27-4/13/2007	129,600	128,676
CAFCO, LLC 5.23%-5.25% due 2/12-2/27/2007[2]	92,400	92,157
Ciesco LLC 5.25% due 3/8/2007[2]	30,000	29,842
Clipper Receivables Co., LLC 5.25% due 2/20-3/16/2007[2]	100,000	99,543
Eli Lilly and Co. 5.19% due 3/12-3/22/2007[2]	90,300	89,693
Fannie Mae 5.11%-5.14% due 4/11-5/9/2007	64,500	63,634
FCAR Owner Trust I 5.26%-5.27% due 2/7-3/16/2007	108,000	107,500
Federal Farm Credit Banks 5.05%-5.15% due 2/14-2/26/2007	104,600	104,303
Federal Home Loan Bank 5.13% due 3/9/2007	50,000	49,728
Freddie Mac 5.135%-5.15% due 2/26-4/16/2007	116,300	115,488
General Electric Co. 5.24% due 3/27/2007	25,000	24,800
Harley-Davidson Funding Corp. 5.21% due 3/15-3/30/2007[2]	17,800	17,679
HSBC Finance Corp. 5.23% due 3/1/2007	25,000	24,894
IBM Corp. 5.18% due 3/27/2007[2]	12,100	12,004
International Bank for Reconstruction and Development 5.14% due 3/26/2007	50,000	49,609
J.P. Morgan Chase & Co. 5.24% due 3/29/2007	20,800	20,627
Jupiter Securitization Co., LLC 5.23%-5.24% due 2/22-3/9/2007[2]	43,000	42,843
Park Avenue Receivables Co., LLC 5.23%-5.24% due 2/9-3/8/2007[2]	72,313	72,023
Kimberly-Clark Worldwide Inc. 5.22% due 2/16/2007[2]	24,500	24,443
McCormick & Co., Inc. 5.20% due 2/12/2007[2]	18,750	18,718
NetJets Inc. 5.19%-5.20% due 3/22-3/27/2007[2]	21,600	21,442
Pfizer Investment Capital PLC 5.20% due 2/6-2/9/2007[2]	100,000	99,892
Private Export Funding Corp. 5.20%-5.21% due 3/5-4/10/2007[2]	52,500	52,108
Procter & Gamble International Funding S.C.A. 5.23%-5.25% due 2/13-3/2/2007[2]	128,600	128,210
Tennessee Valley Authority 5.14% due 2/15/2007	16,700	16,664
Three Pillars Funding, LLC 5.26% due 2/20-3/19/2007[2]	69,385	69,135
U.S. Treasury Bills 5.00% due 4/19-4/26/2007	62,700	62,009
Union Bank of California, N.A. 5.28% due 3/19/2007	25,000	24,999
USAA Capital Corp. 5.21% due 2/15/2007	1,000	998
Variable Funding Capital Corp. 5.24%-5.25% due 2/1-3/19/2007[2]	188,900	188,390
Wal-Mart Stores Inc. 5.17%-5.18% due 4/3-5/8/2007[2]	101,000	99,814

Total short-term securities (cost: $2,227,519,000)		2,227,559

Total investment securities (cost: $15,180,075,000)		19,862,991
Other assets less liabilities		38,643

Net assets		$19,901,634

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Restricted security that can be resold only to institutional investors. In practice, this security is typically as liquid as unrestricted securities in the portfolio. The total value of all such restricted securities was $1,304,074,000, which represented 6.55% of the net assets of the fund.

ADR = American Depositary Receipts

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$4,814,449
Gross unrealized depreciation on investment securities	(136,505)
Net unrealized appreciation on investment securities	4,677,944
Cost of investment securities for federal income tax purposes	15,185,047

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-903-0307-S6909

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN MUTUAL FUND, INC.

By /s/ James K. Dunton
James K. Dunton, Vice Chairman and Principal Executive Officer

Date: March 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James K. Dunton
James K. Dunton, Vice Chairman and Principal Executive Officer

Date: March 30, 2007

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: March 30, 2007